Statement of Operations	4 Months Ended
	Dec. 31, 2020 USD ($) $ / shares shares
Statement of Financial Position [Abstract]
Formation and operating costs	$ 273,915
Loss from operations	(273,915)
Other income:
Interest earned on marketable securities held in trust account	49,118
Unrealized gain on marketable securities held in trust account	3,788
Other income	52,906
Net loss	$ (221,009)
Weighted average shares outstanding, basic and diluted (in Shares) | shares	7,011,052	[1]
Basic and diluted net loss per ordinary share (in Dollars per share) | $ / shares	$ (0.04)	[2]

[1]	Excludes an aggregate of 23,753,855 shares subject to possible redemption.
[2]	Net loss per ordinary share – basic and diluted excludes income attributable to ordinary shares subject to possible redemption of $50,271 for the period from August 19, 2020 (inception) through December 31, 2020 (see Note 2).